Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 6,625,940	$ 911,194
Restricted cash	1,000,000
Accounts receivable, net	849,415	867,027
Inventories	66,912	110,664
Prepaid expenses and other current assets	9,663,335	7,081,693
Total current assets	18,205,602	8,970,578
Property and equipment, net	2,688,406	1,007,770
Right of use assets – operating leases	79,431
Loan held-for-investment	2,224,252	4,000,000
Total assets	23,197,691	13,978,348
Current liabilities:
Note payable, current portion		15,530
Accounts payable	1,509,032	171,174
Accrued expenses and other current liabilities	537,155	7,007,531
Income tax payable		319,997
Current portion of operating lease liabilities	43,459
Due to Former Parent	7,226,700
Total current liabilities	9,316,346	7,514,232
Note payable, less current portion		12,114
Convertible notes payable, net of debt discount of $1,994,893	7,748,440
Operating lease liabilities, net of current portion	37,738
Deferred tax liabilities	82,104	82,104
Due to Former Parent		4,198,546
Total liabilities	17,184,628	11,806,996
Stockholder’s equity:
Common stock, $0.001 par value, 250,000,000 and 10,000 shares authorized and 31,680,085 and 10,000 shares outstanding at September 30, 2022 and December 31, 2021, respectively	31,680	10
Additional paid-in capital	43,255,664	(10)
Retained earnings (accumulated deficit)	(36,957,772)	2,300,212
Total stockholder’s equity attributable to Cryptyde, Inc.	6,329,572	2,300,212
Non-controlling interest	(316,509)	(128,860)
Total stockholder’s equity	6,013,063	2,171,352
Total liabilities and stockholder’s equity	$ 23,197,691	13,978,348
Previously Reported [Member]
Current assets:
Cash and cash equivalents		66,575
Other current assets		7,033,350
Total current assets		7,099,925
Loan held-for-investment		4,000,000
Total assets		11,099,925
Current liabilities:
Accounts payable and accrued expenses		126,627
Customer deposit		6,999,980
Total current liabilities		7,126,607
Due to Former Parent		4,616,551
Total liabilities		11,743,158
Commitments and contingencies
Stockholder’s equity:
Common stock, $0.001 par value, 250,000,000 and 10,000 shares authorized and 31,680,085 and 10,000 shares outstanding at September 30, 2022 and December 31, 2021, respectively		10
Additional paid-in capital		(10)
Retained earnings (accumulated deficit)		(514,373)
Total stockholder’s equity attributable to Cryptyde, Inc.		(514,373)
Non-controlling interest		(128,860)
Total stockholder’s equity		(643,233)
Total liabilities and stockholder’s equity		$ 11,099,925